Fair value measurements - Schedule of financial instruments measured at fair value (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total	$ 53,273	$ 48,993
Investments in financial instruments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Investments in structured deposits and wealth management products	53,273	48,993
Significant other observable inputs (Level 2) [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total	53,273	48,993
Significant other observable inputs (Level 2) [Member] | Investments in financial instruments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Investments in structured deposits and wealth management products	$ 53,273	$ 48,993